Income and expenses	12 Months Ended
Dec. 31, 2025
Income and expenses
Income and expenses

7. Income and expenses

7.1. Operating expenses

The research and development expenses and general and administrative expenses consist of the following expenses:

(In thousands of €)	2025	2024	2023
Clinical trial expenses	36,921	30,057	19,131
Employee benefits	7,267	5,557	3,290
Consulting	2,091	2,121	1,786
Share-based payments	1,506	143	1,009
Chemicals and small materials	78	1,001	191
Patent related charges	249	431	891
Regulatory	101	—	14
Facility rent and expenses	64	—	—
Other R&D expenses	600	—	—
Total research and development expenses	48,877	39,310	26,311
Employee benefits	5,171	3,868	2,243
Share-based payments	3,848	928	1,150
Professional service fees	1,861	3,183	1,185
Office materials and services	559	627	549
Travel and meeting expenses	754	561	483
Facility rent and expenses	211	137	178
Board fees	63	63	67
Depreciation and amortization	219	311	99
Recruitment	25	245	20
Other G&A expenses	80	210	122
Total general and administrative expenses	12,791	10,133	6,097
Total operating expenses	61,668	49,443	32,408

Increases in research and development (R&D) expenses are mainly related to clinical trial expenses, which are outsourced activities, specifically for the two lead programs AGMB-129 and AGMB-447. These increases mainly relate to progress being made within the clinical testing phase for both lead programs as at December 31, 2025. Employee benefits increased due to an increase in full-time equivalent (FTE) employees compared to the December 31, 2024 and December 31, 2023. Expenses for chemicals and small materials decreased during the period ended December 31, 2025, reflecting the advancing pipeline activities of our two lead pipeline programs AGMB-129 and AGMB-447. Other R&D expenses comprise specific meeting and travel expenses, as well as membership fees. Professional service fees for the IPO that was completed on February 9, 2026 are mainly incurred in 2026 prior to the IPO.

Increases within General and Administrative (G&A) expenses mainly relate to increased employee benefits, reflecting organizational scaling to support company growth (see note 7.2). Fees for professional services such as legal, audit and advisory decreased during the year ended December 31, 2025 as the period year December 31, 2024 included significant one-off costs related to the IPO process. Professional fees for the IPO that was completed in 2026, are mainly incurred in 2026.

Increases within share-based payments expenses for both R&D and G&A are primarily due to the increase in the value of the underlying common share and the timing and amount of ESOPs issued during the period ended December 31, 2025 and 2024 (see note 19) and due to accelerated vesting of the ESOPs issued under 2024 ESOP plans (refer to note 26).

7.2. Employee benefit expenses

The employee benefit expenses consist of the following:

(In thousands of €)	2025	2024	2023
Employee salaries and wages - R&D	5,681	3,800	2,337
Employee salaries and wages - G&A	3,626	2,739	1,684
Social security contributions	1,915	1,521	782
Employee provisions	339	763	560
Other employee benefits	877	602	170
Total employee benefit expenses(1)	12,438	9,425	5,533
(1)Total employee benefit expenses exclude share-based payment expenses which are included in note 7.1.

Employee benefit expenses is in line with the increase in full-time equivalents (“FTEs”) with market standard salary increases. The Group had an average of 60.5 FTEs as at December 31, 2025 compared to 57.8 FTEs as at December 31, 2024 and 34 FTEs as at December 31, 2023.

The employee provisions relate to accrued bonuses and unused holiday provision, representing obligations expected to be settled within twelve months after the reporting date.

The Company offers post-employment retirement benefits to its Belgian employees. The plan is a defined contribution plan with an employer contribution equal to 5% of the employee’s gross salary. Although the plan qualifies as a defined contribution plan under Belgian law, it is accounted for as a defined benefit plan under IFRS, due to the guaranteed minimum return provided by the insurance company. Please refer to note 21.

The Group also offers an insurance death coverage to its Belgian and Spanish employees. The coverage amounts to one time the annual salary of the employee and is funded through annual premiums to the insurance company.

7.3. Financial expenses and income

The financial expenses and income consist of the following:

(In thousands of €)	2025	2024	2023
Interest expenses	(60)	(67)	(31)
Exchange rate losses	(64)	(280)	(51)
Bank charges	(9)	(10)	(4)
Total financial expenses	(133)	(357)	(86)
Interest income	1,609	1,218	245
Exchange rate gains	7	49	58
Fair value gains current assets	96	—	—
Other financial income	6	—	—
Total financial income	1,718	1,267	303
Net financial (expenses) income	1,585	910	217

7.4. Other operating income

The other operating income consist of:

(In thousands of €)	2025	2024	2023
Grants received	1,072	380	595
R&D tax credit	512	398	331
R&D personnel credit	774	607	291
Other income	35	37	—
Other operating income	2,393	1,422	1,218

The Company received two new VLAIO grants to support R&D activities during the period ended December 31, 2025. No conditions related to the above government grants were unfulfilled, nor were there any related material contingencies at the date of the approval of the consolidated financial statements.

In conjunction with the two new grants, grants received increased by €0.6 million, grants receivables increased by €1.4 million and deferred income increased by €0.7million as of December 31, 2025, compared to December 31, 2024, reflecting the main movement in respectively other current assets and deferred income and accrued charges (refer to note 15 and 20).

R&D tax credit relates to a tax credit on incurred research and development expenses. The R&D tax credit will be paid to the Group in cash after four years, to the extent it is not offset against the taxable basis over the respective period.

R&D personnel credits relates to a government incentive to support innovation via a reduction in withholding income taxes for qualified personnel employed in research and development. The received incentive increased due to more R&D staff being qualified to apply for such government incentive.